PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Fair Value of Pension Plan Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 3,434	$ 2,973
Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	764	705
Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,933	1,548
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11	10
Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	726	710
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	265	224
Cash and cash equivalents | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	91	72
Cash and cash equivalents | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	174	152
Cash and cash equivalents | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Cash and cash equivalents | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
U.S. government and government agency issues
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	280	452
U.S. government and government agency issues | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. government and government agency issues | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	280	452
U.S. government and government agency issues | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. government and government agency issues | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	744	352
Corporate bonds | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	744	352
Corporate bonds | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	453	426
Common stock | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	453	426
Common stock | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common stock | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common stock | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	510	442
Mutual funds | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	217	189
Mutual funds | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	293	253
Mutual funds | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mutual funds | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common/collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	771	668
Common/collective trust funds | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	19
Common/collective trust funds | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	341	272
Common/collective trust funds | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common/collective trust funds | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	430	377
Partnership investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	296	333
Partnership investments | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Partnership investments | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Partnership investments | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Partnership investments | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	296	333
Other holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	115	76
Other holdings | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	22	8
Other holdings | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	82	58
Other holdings | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11	10	$ 10
Other holdings | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Collateral held on loaned securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19	9
Collateral held on loaned securities | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Collateral held on loaned securities | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19	9
Collateral held on loaned securities | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Collateral held on loaned securities | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Collateral to be paid on loaned securities
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	(19)	(9)
Collateral to be paid on loaned securities | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	(19)	(9)
Collateral to be paid on loaned securities | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	0	0
Collateral to be paid on loaned securities | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	0	0
Collateral to be paid on loaned securities | Fair Value, Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	$ 0	$ 0